SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
a)	BASIS OF CONSOLIDATION

These consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The Company’s consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries Gentor Resources Limited (formerly known as APM Mining Limited) and Gentor International Limited.

Gentor Resources Limited was incorporated on November 19, 2009 under the laws of the British Virgin Islands and changed its name from APM Mining Limited on April 30, 2010 following its acquisition by the Company on March 8, 2010. Gentor International Limited was incorporated on December 12, 2011 under the laws of the British Virgin Islands. Intercompany balances and transactions have been eliminated in preparing the consolidated financial statements.

Mineral Properties and Exploration Costs [Policy Text Block]
b)	MINERAL PROPERTIES AND EXPLORATION COSTS

Exploration costs pertaining to mineral properties with no proven reserves are charged to operations as incurred. When it is determined that mineral properties can be economically developed as a result of establishing proven and probable reserves, costs incurred to develop such properties are capitalized. Such costs will be depreciated using the units-of-production method over the estimated life of the proven and probable reserves. The Company is in the exploration stage and has not yet realized any revenue from its planned operations.

Property, Plant and Equipment, Policy [Policy Text Block]
c)	CAPITAL ASSETS

Capital assets are recorded at cost less accumulated depreciation. Depreciation is recorded as follows:

Vehicle	-	Straight line over a range of two to four years

Mining equipment	-	Straight line over four years

Office equipment	-	Straight line over four years

Furniture and fixtures	-	20% declining balance basis

Building	-	Straight line over five years

Property, Plant and Equipment, Impairment [Policy Text Block]
d)	ASSET IMPAIRMENT

The Company monitors events and changes in circumstances, which may require an assessment of the recoverability of its long-lived assets.  If required, the Company would assess recoverability using estimated undiscounted future operating cash flows of the related asset or asset grouping. Assets are grouped at the lowest levels for which there are identifiable cash flows that are largely independent of the cash flows generated by other asset groups.  If the carrying amount of an asset is not recoverable, an impairment loss is recognized in operations, measured by comparing the carrying amount of the asset to its fair value.  As at December 31, 2013, an impairment of $17,448,198 was recorded against the carrying value of mineral properties. Please see note 5 for details.

Asset Retirement Obligations, Policy [Policy Text Block]
e)	ASSET RETIREMENT OBLIGATIONS

The fair value of the liability of an asset retirement obligation is recorded when it is incurred and the corresponding increase to the asset is depreciated over the estimated life of the asset. The liability is periodically adjusted to reflect changes in the estimated present value resulting from the passage of time and revisions to the estimates of either the timing or amount of the asset retirement obligation.  The Company has not identified or recorded any asset retirement obligations on its balance sheets as at December 31, 2013 and December 31, 2012.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
f)	STOCK BASED COMPENSATION

The Company has a stock option plan, which is described in note 9(c). The Company uses the fair value method of accounting for stock options granted to directors, officers and employees whereby the fair value of options granted measured at the grant date is recorded as a compensation expense in the financial statements on a straight line basis over the requisite employee service period (usually the vesting period). Compensation expense on stock options granted to non-employees is measured at the earlier of the completion of performance and the date the options are vested using the fair value method and is recorded as an expense in the same period as if the Company had paid cash for the goods or services received. Any consideration paid by directors, officers, employees and consultants on exercise of stock options or purchase of shares is credited to capital stock. Shares are issued from treasury upon the exercise of stock options. The Company estimates that all options will vest. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
g)	CASH

Cash consists of bank balances. The Company maintains cash in bank deposit accounts in Canada and the US that at times may exceed US and Canadian federally insured limits. The Company has not experienced any losses in such accounts.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
h)	FOREIGN EXCHANGE

The Company’s functional and reporting currency is United States dollars. The functional currency of the foreign operations is United States dollars and Omani, Turkish and Canadian amounts are translated as follows: monetary assets and liabilities are translated at the spot rates of exchange in effect at the end of the period; non-monetary items are translated at historical exchange rates in effect on the dates of the transactions. Revenues and expense items are translated at average rates of exchange in effect during the period, except for depreciation, which is translated at its corresponding historical rate. Realized and unrealized exchange gains and losses are included in the consolidated statements of operations.

Use of Estimates, Policy [Policy Text Block]
i)	USE OF ESTIMATES

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from management's best estimates as additional information becomes available in the future. The Company bases its estimates and assumptions on historical experience, current facts, and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. Significant estimates and assumptions include those related to the recoverability of mineral properties and capital assets, estimation of future income taxes, useful lives of depreciable assets, and fair value estimates for stock options.

Fair Value of Financial Instruments, Policy [Policy Text Block]
j)	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company follows ASC 820-10 Fair Value Measurements and Disclosures for its financial assets and financial liabilities that are re-measured and reported at fair value at each reporting period.

Fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable in the market such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability and include situations where there is little, if any, market activity.

Income Tax, Policy [Policy Text Block]
k)	INCOME TAXES

Deferred income taxes are reported for temporary differences between items of income or expense reported in the financial statements and those reported for income tax purposes, which require the use of the asset/liability method of accounting for income taxes. Deferred income taxes and tax benefits are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases, and for the tax loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the enacted rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company recognizes deferred taxes for the estimated future tax effects attributable to deductible temporary differences and loss carryforwards when realization is more likely than not.  The deferred taxes for the Company amount to nil at the balance sheet date.

Accounting Standards Codification 740, “Income Taxes” requires that the Company recognize the impact of a tax position in its financial statements if the position is more likely than not of being sustained upon examination and on the technical merits of the position. At December 31, 2013, the Company has no material unrecognized tax benefits. The Company does not anticipate any material change in the total amount of unrecognized tax benefits to occur within the next twelve months.

Earnings Per Share, Policy [Policy Text Block]
l)	LOSS PER SHARE

Basic loss per share calculations are based on the weighted average number of common shares issued and outstanding during the period. Diluted earnings per share is calculated using the treasury method.  The treasury method assumes that outstanding stock options with an average exercise price below market price of the underlying shares are exercised and the assumed proceeds are used to repurchase common shares of the Company at the average market price of the common shares for the period.  As the Company is incurring losses, basic and diluted loss per share are the same since including the exercise of outstanding stock options in the diluted loss per share calculation would be anti-dilutive.

New Accounting Pronouncements, Policy [Policy Text Block]
m)	RECENT ACCOUNTING PRONOUNCEMENTS

In July 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-11, “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists” (“ASU 2013-11”).  ASU 2013-11 requires an entity to report an unrecognized tax benefit, or a portion of an unrecognized tax benefit, in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. ASU 2013-11 is effective prospectively for interim and annual periods beginning after December 15, 2013, with early adoption permitted.  The Company does not anticipate material impacts on its consolidated financial statements upon adoption.

In February 2013, the FASB issued ASU No. 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (“ASU 2013-02”).  ASU 2013-02 requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts.  ASU 2013-02 is effective prospectively for interim and annual periods beginning after December 15, 2012, with early adoption permitted.  The adoption of this amendment in 2013 did not have a material effect on the presentation of the Company’s consolidated financial statements.